Taxes Schedule of Deferred Tax Balances (Details) - USD ($) $ in Millions	Jan. 31, 2017	Jan. 31, 2016
Income Tax Disclosure [Abstract]
Loss and tax credit carryforwards	$ 3,633	$ 3,313
Accrued liabilities	3,437	3,763
Share-based compensation	309	192
Other	1,474	1,390
Total deferred tax assets	8,853	8,658
Valuation allowances	(1,494)	(1,456)
Deferred tax assets, net of valuation allowance	7,359	7,202
Property and equipment	6,435	5,813
Inventories	1,808	1,790
Other	1,884	1,452
Total deferred tax liabilities	10,127	9,055
Net deferred tax liabilities	$ 2,768	$ 1,853